ING LOGO AMERICAS US Legal Services
Anngharaad S. Reid Paralegal (860) 723-2275 Fax: (860) 723-2215 Anngharaad.Reid@us.ing.com
February 13, 2003	BY EDGARLINK

U.S. Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549
Re:

ReliaStar Life Insurance Company
SelectHLife Variable Account
Post-Effective Amendment No. 18 to Registration Statement on Form N-6
Prospectus Title: SelectHLife II
File Nos. 33-57244 and 811-04208
Rule 497(j) Filing

Ladies and Gentlemen:
On behalf of ReliaStar Life Insurance Company and its SelectHLife Variable Account, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

  The form of Prospectus Supplement and Statement of Additional Information Supplement that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on February 9, 2003.

If you have any questions regarding this submission, please call the undersigned at 860-723-2275.

Sincerely, /s/ Anngharaad S. Reid Anngharaad S. Reid

Hartford Site 151 Farmington Avenue TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation